Income taxes (Schedule of Domestic and Foreign Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes	$ 577	$ 159	$ 200
Domestic
Income taxes	632	0	0
Foreign
Income taxes	$ (55)	$ 159	$ 200